UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Direxion Monthly S&P 500 Bull 2X Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 52.2%
MONEY MARKET FUNDS - 52.2%
1,855,057	Fidelity Institutional Government Portfolio, 0.04%(a)	$1,855,057
1,855,057	Fidelity Institutional Money Market Portfolio, 0.19%(a)	1,855,057
1,855,058	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,855,058
1,855,058	Goldman Sachs Financial Square Government Fund, 0.00%(a)	1,855,058
1,855,058	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,855,058
	TOTAL SHORT TERM INVESTMENTS (Cost $9,275,288)	$9,275,288

	TOTAL INVESTMENTS (Cost $9,275,288) - 52.2%	$9,275,288
	Other Assets in Excess of Liabilities - 47.8%	8,489,308
	TOTAL NET ASSETS - 100.0%	$17,764,596

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2010.

Direxion Monthly S&P 500 Bull 2X Fund
Long Equity Swap Contracts
January 31, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	S&P 500 Index	33,100	$37,070,929	7/8/2011	$(1,520,285)

Direxion Monthly S&P 500 Bear 2X Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 82.7%
MONEY MARKET FUNDS - 82.7%
3,473,853	Fidelity Institutional Government Portfolio, 0.04%(a)	$3,473,853
3,473,852	Fidelity Institutional Money Market Portfolio, 0.19%(a)	3,473,852
3,473,852	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	3,473,852
3,473,852	Goldman Sachs Financial Square Government Fund, 0.00%(a)	3,473,852
3,473,852	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	3,473,852
	TOTAL SHORT TERM INVESTMENTS (Cost $17,369,261)	$17,369,261

	TOTAL INVESTMENTS (Cost $17,369,261) - 82.7%	$17,369,261
	Other Assets in Excess of Liabilities - 17.3%	3,632,768
	TOTAL NET ASSETS - 100.0%	$21,002,029

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2010.

Direxion Monthly S&P 500 Bear 2X Fund
Short Equity Swap Contracts
January 31, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital LLC	S&P 500 Index	39,100	$42,348,056	8/1/2011	$360,353

Direxion Monthly NASDAQ-100 Bull 2X Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 81.4%
MONEY MARKET FUNDS - 81.4%
4,450,349	Fidelity Institutional Government Portfolio, 0.04%(a)	$4,450,349
4,450,349	Fidelity Institutional Money Market Portfolio, 0.19%(a)	4,450,349
4,450,350	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	4,450,350
4,450,350	Goldman Sachs Financial Square Government Fund, 0.00%(a)	4,450,350
4,450,349	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	4,450,349
	TOTAL SHORT TERM INVESTMENTS (Cost $22,251,747)	$22,251,747

	Total Investments (Cost $22,251,747) - 81.4%	$22,251,747
	Other Assets in Excess of Liabilities - 18.6%	5,067,871
	TOTAL NET ASSETS - 100.0%	$27,319,618

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2010.

Direxion Monthly NASDAQ-100 Bull 2X Fund
Long Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	NASDAQ-100 Index	31,385	$59,310,386	6/12/2011	$(4,672,450)

Direxion Monthly NASDAQ-100 Bear 2X Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 85.3%
MONEY MARKET FUNDS - 85.3%
1,001,361	Fidelity Institutional Government Portfolio, 0.04%(a)	$1,001,361
1,001,361	Fidelity Institutional Money Market Portfolio, 0.19%(a)	1,001,361
1,001,361	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,001,361
1,001,361	Goldman Sachs Financial Square Government Fund, 0.00%(a)	1,001,361
1,001,360	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,001,360
	TOTAL SHORT TERM INVESTMENTS (Cost $5,006,804)	$5,006,804

	Total Investments (Cost $5,006,804) - 85.3%	$5,006,804
	Other Assets in Excess of Liabilities - 14.7%	865,906
	TOTAL NET ASSETS - 100.0%	$5,872,710

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2010.

Direxion Monthly NASDAQ-100 Bear 2X Fund
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital LLC	NASDAQ-100 Index	6,725	$11,708,494	8/2/2011	$264

Direxion Monthly Latin American Bull 2X Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 31.2%
MONEY MARKET FUNDS - 31.2%
5,591,760	Fidelity Institutional Government Portfolio, 0.04%(a)	$5,591,760
5,591,760	Fidelity Institutional Money Market Portfolio, 0.19%(a)	5,591,760
5,591,760	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	5,591,760
5,591,760	Goldman Sachs Financial Square Government Fund, 0.00%(a)	5,591,760
5,591,759	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	5,591,759
	TOTAL SHORT TERM INVESTMENTS (Cost $27,958,799)	$27,958,799

	Total Investments (Cost $27,958,799) - 31.2%	$27,958,799
	Other Assets in Excess of Liabilities - 68.8%	61,585,230
	TOTAL NET ASSETS - 100.0%	$89,544,029

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2010.

Direxion Monthly Latin American Bull 2X Fund
Long Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,666,457	$177,611,555	1/18/2011	$(19,705,118)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	14,000	651,630	1/24/2011	(55,233)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	22,700	1,085,628	1/31/2011	(119,152)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	172,000	8,497,380	2/4/2011	(1,174,104)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,500	224,258	2/8/2011	(32,621)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	232,000	11,494,440	2/11/2011	(1,614,148)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	94,600	4,503,764	2/14/2011	(474,028)
		4,206,257	$204,068,655		$(23,174,404)

Direxion Monthly Dollar Bull 2X Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 77.0%
MONEY MARKET FUNDS - 77.0%
1,600,409	Fidelity Institutional Government Portfolio, 0.04%(a)	$1,600,409
1,600,409	Fidelity Institutional Money Market Portfolio, 0.19%(a)	1,600,409
1,600,409	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,600,409
1,600,410	Goldman Sachs Financial Square Government Fund, 0.00%(a)	1,600,410
1,600,409	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,600,409
	TOTAL SHORT TERM INVESTMENTS (Cost $8,002,046)	$8,002,046

	Total Investments (Cost $8,002,046) - 77.0%	$8,002,046
	Other Assets in Excess of Liabilities - 23.0%	2,382,903
	TOTAL NET ASSETS - 100.0%	$10,384,949

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2010.

Direxion Monthly Dollar Bull 2X Fund
Futures Contracts
January 31, 2010 (Unaudited)

		Unrealized
Contracts		Appreciation
261	U.S. Dollar Index Futures
	Expiring March 2010 (Underlying Notional Amount at Market Value $20,789,955)	$343,146

Direxion Monthly Dollar Bear 2X Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 98.6%
MONEY MARKET FUNDS - 98.6%
1,881,637	Fidelity Institutional Government Portfolio, 0.04%(a)	$1,881,637
1,881,637	Fidelity Institutional Money Market Portfolio, 0.19%(a)	1,881,637
1,881,637	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,881,637
1,881,638	Goldman Sachs Financial Square Government Fund, 0.00%(a)	1,881,638
1,881,637	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,881,637
	TOTAL SHORT TERM INVESTMENTS (Cost $9,408,186)	$9,408,186

	Total Investments (Cost $9,408,186) - 98.6%	$9,408,186
	Other Assets in Excess of Liabilities - 1.4%	131,220
	TOTAL NET ASSETS - 100.0%	$9,539,406

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2010.

Direxion Monthly Dollar Bear 2X Fund
Short Futures Contracts
January 31, 2010 (Unaudited)

		Unrealized
Contracts		Depreciation
240	U.S. Dollar Index Futures
	Expiring March 2010 (Underlying Notional Amount at Market Value $19,117,200)	$(675,438)

The cost basis of investments for federal income tax purposes at January 31, 2010  was as follows*:

	Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund	Direxion Monthly NASDAQ-100 Bull 2X Fund	Direxion Monthly NASDAQ-100 Bear 2X Fund
Cost of investments	$9,275,288	$17,369,261	$22,251,747	$5,006,804
Gross unrealized appreciation	0	0	0	0
Gross unrealized depreciation	(0)	(0)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0	$0

	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Dollar Bull 2X Fund	Direxion Monthly Dollar Bear 2X Fund
Cost of investments	$28,008,367	$8,002,046	$9,408,186
Gross unrealized appreciation	0	0	0
Gross unrealized depreciation	(49,568)	(0)	(0)
Net unrealized appreciation/(depreciation)	$(49,568)	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2010:

Direxion Monthly S&P 500 Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$9,275,288	$—	$—	$9,275,288
Other Financial Instruments*	$—	$(1,520,285)	$—	$(1,520,285)

Direxion Monthly S&P 500 Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$17,369,261	$—	$—	$17,369,261
Other Financial Instruments*	$—	$360,353	$—	$360,353

Direxion Monthly NASDAQ-100 Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$22,251,747	$—	$—	$22,251,747
Other Financial Instruments*	$—	$(4,672,450)	$—	$(4,672,450)

Direxion Monthly NASDAQ-100 Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,006,804	$—	$—	$5,006,804
Other Financial Instruments*	$—	$264	$—	$264

Direxion Monthly Latin America Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$27,958,799	$—	$—	$27,958,799
Other Financial Instruments*	$—	$(23,174,404)	$—	$(23,174,404)

Direxion Monthly Dollar Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$8,002,046	$—	$—	$8,002,046
Other Financial Instruments*	$343,146	$—	$—	$343,146

Direxion Monthly Dollar Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$9,408,186	$—	$—	$9,408,186
Other Financial Instruments*	$(675,438)	$—	$—	$(675,438)

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Direxion Funds

By (Signature and Title)    /s/ Daniel D. O’Neill
                                                    Daniel D. O’Neill, President

Date         3/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Daniel D. O’Neill
                                                    Daniel D. O’Neill, President

Date         3/22/2010

By (Signature and Title)*    /s/ Guy F. Talarico
                                                       Guy F. Talarico, Principal Financial Officer

Date         3/22/2010

* Print the name and title of each signing officer under his or her signature.